TRADE ACCOUNTS RECEIVABLE (Tables)	6 Months Ended
Jun. 30, 2020
TRADE ACCOUNTS RECEIVABLE
Schedule of trade accounts receivable by type of customer

	June 30,	December 31,
	2020	2019
Domestic customers
Third parties	888,372	1,027,034
Related parties (Note 11) (1)	35,394	23,761

Foreign customers
Third parties	2,891,501	2,027,018

(-) Expected credit losses	(52,392)	(41,996)
	3,762,875	3,035,817

Schedule of trade accounts receivable by maturity

	June 30,	December 31,
	2020	2019
Current	3,236,279	2,552,459
Overdue
Up to 30 days	324,675	180,909
From 31 to 60 days	72,830	148,388
From 61 to 90 days	23,836	20,448
From 91 to 120 days	15,518	20,680
From 121 to 180 days	10,844	17,899
More than 180 days	78,893	95,034
	3,762,875	3,035,817

Schedule of rollforward of expected credit losses, trade accounts receivable

	June 30,	December 31,
	2020	2019

Beginning balance	(41,996)	(37,179)
Business combination		(5,947)
Addition	(10,250)	(18,650)
Reversal	187	6,364
Write-off	2,117	13,383
Exchange rate variation	(2,450)	33
Ending balance	(52,392)	(41,996)